FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 10,617	$ 15,639
Related derivative financial assets	34	(5)
Total financial liabilities, net of derivative assets	10,651	15,634
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	8,784	13,735
Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(422)	(98)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	462	107
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,425	1,523
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	62	62
Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	306	310
Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(1,240)	(275)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	1,274	270
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,148	3,377
Related derivative financial assets	(14)	(5)
Total financial liabilities, net of derivative assets	3,134	3,372
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,697	1,862
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(368)	(37)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	394	29
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,425	1,523
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(300)	(275)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	286	270
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,248	4,491
Related derivative financial assets	24
Total financial liabilities, net of derivative assets	4,272	4,491
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,866	4,141
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(54)	(49)
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	68	27
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	62	62
1-3 years | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	306	310
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(610)
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	634
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,642	4,997
Related derivative financial assets	24
Total financial liabilities, net of derivative assets	2,666	4,997
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,642	4,958
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		(12)
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		51
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(330)
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	354
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	579	2,774
Total financial liabilities, net of derivative assets	579	2,774
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 579	$ 2,774